Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	VANGUARD CALIFORNIA TAX-FREE FUNDS
CIK	dei_EntityCentralIndexKey	0000783401
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2022
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A